Other Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2025
Other Receivables, Net [Abstract]
Schedule of Other Receivables

Other receivables consisted of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Other deposits*	—	57,693,075	8,250,000
Other current assets**	2,681,583	3,560,759	509,182
Advance to employees***	2,206,766	1,303,893	186,454
Deposits	1,732,173	1,300,673	185,994
Prepaid expenses	837,893	1,308,166	187,065
Others	538,137	622,002	88,945
Subtotal	7,996,552	65,788,568	9,407,640
Allowance for expected credit losses	(2,677,828)	(2,270,607)	(324,692)
Total	5,318,724	63,517,961	9,082,948
*	Other deposits represent pre-paid amounts for public relation and marketing advisory agreements, which are refundable due to their cancellation or termination. As of the issuance of this financial statements, the total balance as of December 31, 2025 was fully received.

**	Other current assets represent the balance of input of value added tax (“VAT”) which will be deductible from output VAT incurred in the next twelve months.

***	Advance to employees represent cash paid in advance to employees for the business expenses that are anticipated to be incurred by the employee on behalf of the Group and loan to employees that borrowers will repay over time.

Schedule of Allowance for Expected Credit Losses Against Other Receivables

The following table presents movement of allowance for expected credit losses against other receivables:

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Balance at the beginning of the year	1,446,767	1,978,995	2,677,828	382,924
Accrual	624,980	1,036,603	377,263	53,948
Reversal	(39,847)	(154,585)	(651,758)	(93,200)
Write off	(52,905)	(183,185)	(132,726)	(18,980)
Balance at the end of the year	1,978,995	2,677,828	2,270,607	324,692